Inventories, Net - Schedule of Obsolescence Allowance for Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Obsolescence Allowance for Inventory [Abstract]
Balance at beginning of the year	$ 4,374	$ 4,398	$ 4,282
Additional charges (written off), net	(54)	(24)	116
Balance at the end of the year	$ 4,320	$ 4,374	$ 4,398